Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan (Parentheticals) - Rushan City Rural Credit Union [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Loans Payable (Details) - Schedule of long-term loan and current portion of long-term loan (Parentheticals) [Line Items]
Annual interest	8.7875%	8.7875%
Loan payment due	Jul. 18, 2022	Jul. 18, 2022